Disposition (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss		$ (3,582)	$ (2,130)	$ (15,696)	$ (21,141)	$ 11,156	$ (36,919)	$ (78,506)
BuzzFeed Brazil
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of sale of ownership	100.00%
Loss of disposition of ownership						700
Net loss						$ 1,800